Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

24. Income Taxes

(i)	Income tax expense/(benefit)

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Current tax
HK (note (a))	—	45	301
PRC (note (b))	1,723	1,767	2,580
US and others (note (c))	161	471	399
Total current tax	1,884	2,283	3,280
Deferred income tax expense/(benefit)	5,308	2,226	(3,563)
Income tax expense/(benefit)	7,192	4,509	(283)

Notes:

(a)	The Company, certain subsidiaries incorporated in the British Virgin Islands and Cayman Islands, and its Hong Kong subsidiaries are subject to Hong Kong profits tax. Under the Hong Kong two-tiered profits tax rates regime, the first HK$2.0 million (US$0.3 million) of assessable profit of qualifying corporation will be taxed at 8.25%, with the remaining assessable profits taxed at 16.5%. Hong Kong profits tax has been provided for at the relevant rates on the estimated assessable profits less estimated available tax losses, if any, of these entities as applicable.
(b)	Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses, if any, in relevant entities. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate is 25%. In addition, the EIT Law provides for a preferential tax rate of 15% for companies which qualify as HNTE. HUTCHMED Limited and its wholly-owned subsidiary HUTCHMED (Suzhou) Limited qualify as a HNTE up to December 31, 2025 and 2026 respectively.

Pursuant to the EIT law, a 10% withholding tax is levied on dividends paid by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement if direct foreign investors with at least 25% equity interest in the PRC companies are Hong Kong tax residents, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. Since the equity holder of the equity investee of the Company is a Hong Kong incorporated company and Hong Kong tax resident, and meet the aforesaid conditions or requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As at December 31, 2024, 2023 and 2022, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis that 100% of the distributable reserves of the equity investee operating in the PRC will be distributed as dividends.

Pursuant to PRC Bulletin on Issues of Enterprise Income Tax and Indirect Transfers of Assets by Non-PRC Resident Enterprises, an indirect transfer of a PRC resident enterprise by a non-PRC resident enterprise, via the transfer of an offshore intermediate holding company, shall be subject to PRC withholding tax under certain conditions.

(c)

The Company’s subsidiary in the US with operations primarily in New Jersey is subject to US taxes, primarily federal and state taxes, which have been provided for at approximately 21% (federal) and 0% to 8.2% (state tax) on the estimated assessable profit over the reporting years. Certain income receivable by the Company is subject to US withholding tax of 30%. Certain of the Group’s subsidiaries are subject to corporate tax in the UK and EU countries at 25% and 19% to 25%, respectively, on the estimated assessable profits in relation to their presence in these countries.

The reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the tax rates of the Company against the Group’s (loss)/income before income taxes and equity in earnings of an equity investee is as follows:

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
(Loss)/income before income taxes and equity in earnings of an equity investee	(1,107)	58,308	(410,422)
Tax calculated at the statutory tax rate of the Company	(183)	9,621	(67,720)
Tax effects of:
Different tax rates applicable in different jurisdictions	(2,400)	541	6,316
Tax valuation allowance	24,254	26,629	93,243
Preferential tax rate difference	(18)	(3,065)	(171)
Preferential tax deduction and credits	(22,608)	(32,667)	(40,791)
Expenses not deductible for tax purposes	10,129	7,086	8,886
Withholding tax on undistributed earnings of a PRC entity	2,323	2,386	2,492
Income not subject to tax	(5,719)	(5,826)	(2,142)
Temporary difference	998	(817)	(1,614)
Others	416	621	1,218
Income tax expense/(benefit)	7,192	4,509	(283)

(ii)	Deferred tax assets and liabilities

The significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2024	2023

	(in US$’000)
Deferred tax assets
Cumulative tax losses	297,775	284,271
Others	14,011	14,707
Total deferred tax assets	311,786	298,978
Less: Valuation allowance	(299,338)	(283,522)
Deferred tax assets	12,448	15,456
Deferred tax liabilities
Undistributed earnings from a PRC entity	2,990	1,478
Others	—	6
Deferred tax liabilities	2,990	1,484

The movements in deferred tax assets and liabilities are as follows:

	2024	2023	2022

	(in US$’000)
As at January 1	13,972	12,656	6,636
Movement of previously recognized withholding tax on undistributed earnings	740	3,674	2,186
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of a PRC entity	(2,323)	(2,385)	(2,492)
Deferred tax on amortization of intangible assets	6	18	19
Deferred tax on temporary differences, tax loss carried forward and research tax credits	(2,991)	142	6,036
Reclassification from current tax	—	11	—
Divestment of subsidiaries	—	(49)	—
Exchange differences	54	(95)	271
As at December 31	9,458	13,972	12,656

The deferred tax assets and liabilities are offset when the deferred income taxes relate to the same fiscal authority.

The cumulative tax losses can be carried forward against future taxable income and will expire in the following years:

	December 31,
	2024	2023

	(in US$’000)
No expiry date	94,876	74,515
2024	—	3,529
2025	34,066	35,030
2026	45,465	46,766
2027	58,373	60,033
2028	100,681	103,913
2029	166,441	171,142
2030	230,851	237,384
2031	368,881	379,321
2032	577,954	594,311
2033	163,785	176,363
2034	124,299	—
	1,965,672	1,882,307

The Company believes that it is more likely than not that future operations outside the US will not generate sufficient taxable income to realize the benefit of the deferred tax assets. Certain of the Company’s subsidiaries have had sustained tax losses, which will expire within five years if not utilized in the case of PRC subsidiaries (ten years for HNTEs), and which will not be utilized in the case of Hong Kong, BVI and Cayman Islands subsidiaries as they do not generate taxable profits. Accordingly, a valuation allowance has been recorded against the relevant deferred tax assets arising from the tax losses.

A US subsidiary of the Company has approximately US$5.0 million and US$1.3 million US Federal and New Jersey state research tax credits which will expire between 2041 and 2044 (Federal) and 2028 and 2031 (New Jersey) respectively, if not utilized.

The table below summarizes changes in the deferred tax valuation allowance:

	2024	2023	2022

	(in US$’000)
As at January 1	283,522	264,639	189,700
Charged to consolidated statements of operations	24,254	26,629	93,243
Utilization of previously unrecognized tax losses	(2)	(39)	(1)
Write-off of tax losses	(612)	(112)	(125)
Divestment of subsidiaries	—	(433)	—
Others	20	—	—
Exchange differences	(7,844)	(7,162)	(18,178)
As at December 31	299,338	283,522	264,639

As at December 31, 2024, 2023 and 2022, the Group did not have any material unrecognized uncertain tax positions.

(iii)	Income tax payable

	2024	2023	2022

	(in US$’000)
As at January 1	2,580	1,112	15,546
Current tax	1,884	2,283	3,280
Withholding tax upon dividend declaration from a PRC entity	740	3,674	2,186
Tax paid (note)	(3,587)	(3,728)	(18,891)
Reclassification from prepaid tax	(41)	(397)	(241)
Reclassification to deferred tax	—	11	—
Divestment of subsidiaries	—	(177)	—
Exchange difference	(27)	(198)	(768)
As at December 31	1,549	2,580	1,112

Note: The amount for 2022 includes US$14.4 million capital gain tax paid for gain on divestment of HBYS.